Total
T. Rowe Price Ultra Short-Term Bond Fund
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses set forth below are annualized based on the fees and expenses for the six-month period ended November 30, 2021. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Ultra Short-Term Bond Fund - USD ($)	Investor Class		I Class	Z Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Ultra Short-Term Bond Fund		Investor Class		I Class		Z Class
Management fees	[1]	0.16%		0.16%		0.16%
Distribution and service (12b-1) fees		none		none		none
Other expenses		0.14%		0.02%		0.06%
Total annual fund operating expenses	[1]	0.30%		0.18%		0.22%
Fee waiver/expense reimbursement		none	[1]	none		(0.22%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement		0.30%	[1]	0.18%	[1]	none	[2]
[1]	Restated to reflect current fees.
[2]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - T. Rowe Price Ultra Short-Term Bond Fund - USD ($)	Investor Class	I Class	Z Class
1 Year	$ 31	$ 18	none
3 Years	97	58	none
5 Years	169	101	none
10 Years	$ 381	$ 230	none

Supplement to Prospectus and Summary Prospectus dated October 1, 2021, as supplemented

Effective immediately, the fee table and expense example on pages 1 and 2 of the summary prospectus and prospectus are revised as follows: